Commitments and Contingencies - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Other Commitments [Line Items]
The rental expenses	¥ 27,942	¥ 28,289	¥ 28,439
Loss contingency accrual	0
Office Building [Member]
Other Commitments [Line Items]
Purchase Obligation	¥ 62,700